CONCENTRATIONS OF RISKS	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Risks and Uncertainties [Abstract]
CONCENTRATIONS OF RISKS

17. CONCENTRATIONS OF RISKS

(a) Major customers

For the three months ended June 30, 2021 and 2020, no customer accounted for 10% or more of the Company’s total revenues. For the six months ended June 30, 2021 and 2020, no customer accounted for 10% or more of the Company’s total revenues.

There are no account receivable balance as of June 30, 2021. As of December 31, 2020, receivables from a third-party e-commerce company accounted for approximately 100.0% of the balance of accounts receivable.

(b) Major vendors

For the three and six months ended June 30, 2021, one vendor accounted for 100.0% of the Company’s total purchases. For the three and six months ended June 30, 2020, one vendor accounted for 100.0% of the Company’s total purchases.

There are no accounts payable balance as of June 30, 2021 and December 31, 2020.

(c) Commission Expenses to Sales Distributors and Stockists

For the three months ended June 30, 2021, one sales distributor accounted for 21.9% of the Company’s total commission expense. For the six months ended June 30, 2021, one sales distributor accounted for 16.2% of the Company’s total commission expense. For the three and six months ended June 30, 2020, no sales distributor accounted for 10.0% or more of the Company’s total commission expense.

(d) Credit risk

Financial instruments that potentially subject the Company to significant concentrations of credit risk consist primarily of cash. As of June 30, 2021 and December 31, 2020, $1,215,004 and $1,112,147 were deposited with financial institutions, respectively, $776,485 and $563,788 of these balances are not covered by deposit insurance. While management believes that these financial institutions are of high credit quality, it also continually monitors their credit worthiness.

Financial instruments that are potentially subject to credit risk consist principally of accounts receivable. The Company believes the concentration of credit risk in its account receivable is substantially mitigated by its ongoing credit evaluation process and relatively short collection terms. The Company does not generally require collateral from customers. The Company evaluates the need for an allowance for doubtful accounts based upon factors surrounding the credit risk of specific customers, historical trends and other information. Historically, the Company did not have any bad debt on its account receivable.

(e) Exchange rate risk

The Company cannot guarantee that the current exchange rate will remain steady; therefore, there is a possibility that the Company could post the same amount of profit for two comparable periods and because of the fluctuating exchange rate actually post higher or lower profit depending on exchange rate of RM and HK$ converted to US$ on that date. The exchange rate could fluctuate depending on changes in political and economic environments without notice.

AGAPE ATP CORPORATION

NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

(UNAUDITED)

(Currency expressed in United States Dollars (“US$”), except for number of shares)

17. CONCENTRATIONS OF RISKS

(a) Major customers

For the year ended December 31, 2020, no customer accounted for 10% or more of the Company’s total revenues. For the year ended December 31, 2019, one related party customer accounted for approximately 98.3% of the Company’s total revenues. For the six months ended December 31, 2019, one related party customer accounted for approximately 100.0% of the Company’s total revenues.

As of December 31, 2020, receivables from a third-party e-commerce company accounted for approximately 100.0% of the total balance of accounts receivable. As of December 31, 2019, one related party customer accounted for 100.0% of the total balance of accounts receivable.

(b) Major vendors

For the year ended December 31, 2020, two vendors accounted for approximately 74.1% and 25.9% of the Company’s total purchases. In November and December 2020, the Company received dividend of 23,330 shares of common stock of DSwiss, Inc., represents approximately 0.01% ownership that the Company accounted for as investment in marketable securities (See Note 11). Dswiss, Inc.’s wholly owned subsidiary is the vendor that accounted for the Company’s total purchases of 74.1% for the year ended December 31, 2020. For the year ended December 31, 2019, two vendors accounted for approximately 60.1% and 39.9% of the Company’s total purchases, respectively. For the six months ended December 31, 2019, two vendors accounted for approximately 59% and 41% of the Company’s total purchases, respectively.

There are no accounts payable balance as of December 31, 2020. As of December 31, 2019, one vendor accounted for 100% of the total balance of accounts payable.

(c) Commission Expenses to Sales Distributors and Stockists

For the year ended December 31, 2020, no sales distributor accounted for 10% or more of the Company’s total commission expense.

(d) Credit risk

Financial instruments that potentially subject the Company to significant concentrations of credit risk consist primarily of cash. As of December 31, 2020, and 2019, $1,112,147 and $238,937 were deposited with financial institutions, respectively, $563,788 and $0 of these balances are not covered by deposit insurance. While management believes that these financial institutions are of high credit quality, it also continually monitors their credit worthiness.

Financial instruments that are potentially subject to credit risk consist principally of accounts receivable. The Company believes the concentration of credit risk in its account receivable is substantially mitigated by its ongoing credit evaluation process and relatively short collection terms. The Company does not generally require collateral from customers. The Company evaluates the need for an allowance for doubtful accounts based upon factors surrounding the credit risk of specific customers, historical trends and other information. Historically, the Company did not have any bad debt on its account receivable.

(e) Exchange rate risk

The Company cannot guarantee that the current exchange rate will remain steady; therefore, there is a possibility that the Company could post the same amount of profit for two comparable periods and because of the fluctuating exchange rate actually post higher or lower profit depending on exchange rate of RM and HK$ converted to US$ on that date. The exchange rate could fluctuate depending on changes in political and economic environments without notice.